Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
WealthTrust DBS Long Term Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	26.91%	16.77%	(22.43%)